SHARE-BASED PAYMENTS (Details) - Restricted Shares [Member] shares in Thousands, Pure in Thousands	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Restricted shares outstanding at January	108,854	62,545	43,458
New restricted and performance shares during the period	33,686	49,328	20,629
Restricted and performance shares granted during the period	(18,309)	(12)	(22)
Restricted and performance shares forfeited during the period	(5,235)	(3,007)	(1,520)
Restricted shares outstanding at rhe end of the year	118,996	108,854	62,545